Consolidated Statements of Stockholder's Equity (Deficit) - USD ($) $ in Thousands	Common Stock	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 264,008	$ 48,613	$ (562)	$ (304,784)	$ 7,275
Balance beginning (in shares) at Dec. 31, 2019	15,643
Repurchase of fractional shares in connection with reverse stock split	$ (11)				(11)
Repurchase of fractional shares in connection with reverse stock split (in shares)	(2)
Issuance of common stock, net of issuance costs	$ 6,393	280			6,673
Issuance of common stock and warrants in connection with rights offering, net of issuance costs (in shares)	7,500
Issuance of common stock in connection with ATM	$ 6				6
Issuance of common stock in connection with ATM (in shares)	1
Stock-based compensation expense		421			421
Repurchase of ESPP shares as part of a rescission offer	$ (270)				(270)
Repurchase of ESPP shares as part of a rescission offer (in shares)	(39)
Cash-less exercise of underwriters warrants (in shares)	96
Release of restricted stock units (in shares)	15
Comprehensive loss:
Net loss				(14,880)	(14,880)
Foreign currency translation adjustment			114		114
Comprehensive loss			114	(14,880)	(14,766)
Ending balance, value at Dec. 31, 2020	$ 270,126	49,314	(448)	(319,664)	$ (672)
Ending balance (in shares) at Dec. 31, 2020	23,214				23,214
Repurchase of fractional shares in connection with reverse stock split (in shares)	4,650
Stock-based compensation expense		19			$ 19
Exercise of underwriter's warrants	$ 15				15
Exercise of underwriters warrants (in shares)	44
Comprehensive loss:
Net loss				(2,843)	(2,843)
Foreign currency translation adjustment			36		36
Comprehensive loss					(2,807)
Ending balance, value at Mar. 31, 2021	$ 294,592	49,333	(412)	(322,507)	21,006
Ending balance (in shares) at Mar. 31, 2021	27,908
Beginning balance, value at Dec. 31, 2020	$ 270,126	49,314	(448)	(319,664)	$ (672)
Balance beginning (in shares) at Dec. 31, 2020	23,214				23,214
Issuance of common stock, net of issuance costs	$ 77,789				$ 77,789
Issuance of common stock and warrants in connection with rights offering, net of issuance costs (in shares)	16,150
Stock-based compensation expense		75			75
Exercise of underwriter's warrants	$ 25				25
Exercise of underwriters warrants (in shares)	45
Comprehensive loss:
Net loss				(8,921)	(8,921)
Foreign currency translation adjustment			69		69
Comprehensive loss			69	(8,921)	(8,852)
Ending balance, value at Dec. 31, 2021	$ 347,940	49,389	(379)	(328,585)	$ 68,365
Ending balance (in shares) at Dec. 31, 2021	39,409				39,409
Stock-based compensation expense		13			$ 13
Comprehensive loss:
Net loss				(2,212)	(2,212)
Foreign currency translation adjustment			(13)		(13)
Comprehensive loss					(2,225)
Ending balance, value at Mar. 31, 2022	$ 347,940	$ 49,402	$ (392)	$ (330,797)	$ 66,153
Ending balance (in shares) at Mar. 31, 2022	39,409				39,409